Document and Entity Information	Dec. 17, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0000840489
Document Type	8-K
Document Period End Date	Dec. 17, 2021
Entity Registrant Name	FIRSTCASH HOLDINGS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-10960
Entity Tax Identification Number	75-2237318
Entity Address, Address Line One	1600 West 7th Street
Entity Address, City or Town	Fort Worth
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	76102
City Area Code	(817)
Local Phone Number	335-1100
Entity Information, Former Legal or Registered Name	FIRSTCASH, INC
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $.01 per share
Trading Symbol	FCFS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false